Income Taxes (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset attributable to:
Net operating loss carryover	$ 1,670,594	$ 1,371,764
Less: valuation allowance	(1,670,594)	(1,371,764)
Net deferred tax asset	$ 0	$ 0